Expense Example {- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-14 - Fidelity Europe Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Europe Fund: Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity Advisor Europe Fund: Class M
Expense Example:
1 year	515
3 years	861
5 years	1,231
10 years	2,267
Fidelity Advisor Europe Fund: Class C
Expense Example:
1 year	322
3 years	685
5 years	1,175
10 years	2,313
Fidelity Advisor Europe Fund: Class I
Expense Example:
1 year	108
3 years	337
5 years	585
10 years	1,294
Fidelity Advisor Europe Fund: Class Z
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	$ 1,166